Summary of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies
Assets of Discontinued Operations
The Company considers assets to be of discontinued operations (i) when management or others having the authority to do so approve a plan to sell the assets, (ii) the assets are available for immediate sale in their present condition, (iii) the Company has initiated an active program to locate a buyer and other actions required to complete the plan to sell the assets, (iv) consummation of the transaction is probable, (v) the assets are being actively marketed for sale at a price that is reasonable in relation to their current fair value, and (vi) the transaction is expected to qualify for recognition as a completed sale, within one year. Following the classification of property and equipment as held for sale, the Company discontinues depreciating the assets and writes down the assets to the lower of carrying value or fair market value, if needed. As described in Note 13, on May 4, 2015, actions taken by the Company's board of directors caused the Company to meet the relevant criteria for reporting the Services Business as held for sale.
Deferred Offering Costs
Deferred offering costs are expenses directly related to the IPO or the April 2015 offering. These costs consist of legal, accounting, printing, and filing fees that the Company has capitalized, including fees incurred by the independent registered public accounting firm directly related to the offerings. The IPO deferred offering costs were offset against the IPO proceeds in May 2014 and were reclassified to additional paid-in capital upon completion of the IPO. Deferred costs associated with the April 2015 offering will be offset against the proceeds from the April 2015 offering and will be reclassified to additional paid-in capital upon completion of the April 2015 offering.
Revenue Recognition and Deferred Revenue
The Company has historically derived the majority of its revenue from providing contract research and development services under fee for service arrangements, which were provided by the Services Business that was sold in July 2015 (see Notes 13 and 14). The Company also has entered into collaboration arrangements in exchange for non-refundable upfront payments and consideration as services are performed. These arrangements include multiple elements, such as the sale of licenses and the provision of services. Under these arrangements, the Company also is entitled to receive development milestone payments and royalties in the form of a designated percentage of product sales. The Company classifies non-refundable upfront payments, milestone payments and royalties received under collaboration and licensing agreements as revenue within its statements of operations because the Company views such activities as being central to its business operations.
Revenue is recognized when all of the following conditions are met: (i) persuasive evidence of an arrangement exists, (ii) delivery has occurred or services have been rendered, (iii) fees are fixed or determinable, and (iv) collection of fees is reasonably assured. The Company’s contract research and development services revenue is recognized in the period in which the services are performed.
When entering into an arrangement, the Company first determines whether the arrangement includes multiple deliverables and is subject to accounting guidance in ASC subtopic 605-25, Multiple-Element Arrangements. If the Company determines that an arrangement includes multiple elements, it determines whether the arrangement should be divided into separate units of accounting and how the arrangement consideration should be measured and allocated among the separate units of accounting. An element qualifies as a separate unit of accounting when the delivered element has standalone value to the customer. The Company’s arrangements do not include a general right of return relative to delivered elements. Any delivered elements that do not qualify as separate units of accounting are combined with other undelivered elements within the arrangement as a single unit of accounting. If the arrangement constitutes a single combined unit of accounting, the Company determines the revenue recognition method for the combined unit of accounting and recognizes the revenue over the period from inception through the date the last deliverable within the single unit of accounting is delivered.
Non-refundable upfront license fees are recorded as deferred revenue and recognized into revenue on a straight-line basis over the estimated period of the Company’s substantive performance obligations. If the Company does not have substantive performance obligations, the Company recognizes non-refundable upfront fees into revenue through the date the deliverable is satisfied. Analyzing the arrangement to identify deliverables requires the use of judgment and each deliverable may be an obligation to deliver services, a right or license to use an asset, or another performance obligation. In arrangements that include license rights and other non-contingent deliverables, such as participation in a steering committee, these deliverables do not have standalone value because the non-contingent deliverables are dependent on the license rights. That is, the non-contingent deliverables would not have value without the license rights, and only the Company can perform the related services. Upfront license rights and non-contingent deliverables, such as participation in a steering committee, do not have standalone value as they are not sold separately and they cannot be resold. In addition, when non-contingent deliverables are sold with upfront license rights, the license rights do not represent the culmination of a separate earnings process. As such, the Company accounts for the license and the non-contingent deliverables as a single combined unit of accounting. In such instances, the license revenue in the form of non-refundable upfront payments is deferred and recognized over the applicable relationship period, which historically has been the estimated period of the Company’s substantive performance obligations or the period the rights granted are in effect. The Company recognizes contingent event-based payments under license agreements when the payments are received. The Company has not received any royalty payments to date.
The Company will recognize a milestone payment as revenue when earned if it is substantive and the Company has no ongoing performance obligations related to the milestone. A milestone payment is considered substantive if it: 1) is commensurate with either the Company’s performance to achieve the milestone or the enhanced value of the delivered item as a result of a specific outcome from the Company’s performance to achieve the milestone; 2) relates solely to past performance; and 3) is reasonable relative to all of the deliverables and payment terms, including other potential milestone consideration, within the arrangement.
Amounts received prior to satisfying all revenue recognition criteria are recorded as deferred revenue in the accompanying balance sheets.
The Company’s deferred revenue includes non-refundable upfront payments received under certain licensing and collaboration arrangements that contain substantive prospective performance obligations that the Company is providing over respective defined service or estimated relationship periods. Such non-refundable upfront payments are recognized as revenue over these defined service or estimated relationship periods. The Company received non-refundable upfront payments under research services agreements supported by the Services Business of $313, $1,500 and $500 in August 2012, August 2013 and January 2014, respectively, which are recognized as revenue over periods of six months, 70 months and 48 months, respectively. The Company recognized revenue in discontinued operations from these upfront payments of $96 and $93 for the three months ended March 31, 2015 and 2014, respectively.
Collaboration Arrangements
The Company assesses its contractual arrangements, and presents costs incurred and payments received under contractual arrangements, in accordance with FASB ASC 808, Collaborative Arrangements (Topic 808), when the Company determines that the contractual arrangement incudes a joint operating activity, has active participation by both parties, and both parties are subject to significant risks and rewards under the arrangement. When reimbursement payments are due to the Company under a collaborative arrangement within the scope of Topic 808, the Company determines the appropriate classification for each specific reimbursement payment in the statements of operations by considering (i) the nature of the arrangement, (ii) the nature of the Company’s business operations, and (iii) the contractual terms of the arrangement.
The Company's August 2013 development, license, and supply agreement with R-Pharm, CJSC (“R-Pharm”), combined with the supplemental arrangement in November 2014, is a collaborative arrangement pursuant to Topic 808 and the Company’s previously described accounting policy. The reimbursements due from R-Pharm for specified research and development costs incurred by the Company are classified as a reduction to research and development expense in the accompanying statements of operations. The reimbursements due to the Company are recorded as a reduction of expense when (i) the reimbursable expenses have been incurred by the Company, (ii) persuasive evidence of a cost reimbursement arrangement exists, (iii) reimbursable costs are fixed or determinable, and (iv) the collection of the reimbursement payment is reasonably assured. The Company recorded receivables for unpaid reimbursement amounts due from R-Pharm of $420 and $226 as of March 31, 2015 and December 31, 2014, respectively, which are presented as other current assets in the accompanying balance sheets.
Research and Development
Major components of research and development costs include clinical trial activities and services, including related drug formulation, manufacturing, and other development, preclinical studies, cash compensation, stock-based compensation, fees paid to consultants and other entities that conduct certain research and development activities on the Company’s behalf, materials and supplies, legal services, and regulatory compliance.
The Company is required to estimate its expenses resulting from its obligations under contracts with clinical research organizations, clinical site agreements, vendors, and consultants in connection with conducting SCY-078 clinical trials and preclinical development. The financial terms of these contracts are subject to negotiations which vary from contract to contract, and may result in payment flows that do not match the periods over which materials or services are provided to the Company under such contracts. The Company’s objective is to reflect the appropriate development and trial expenses in its financial statements by matching those expenses with the period in which the services and efforts are expended. For clinical trials, the Company accounts for these expenses according to the progress of the trial as measured by actual hours expended by CRO personnel, investigator performance or completion of specific tasks, patient progression, or timing of various aspects of the trial. For preclinical development services performed by outside service providers, the Company determines accrual estimates through financial models, taking into account development progress data received from outside service providers and discussions with applicable Company and service provider personnel.
Reimbursements of certain research and development costs by parties under collaborative arrangements have been recorded as a reduction of research and development expense presented within the statement of operations. Such reimbursements were recognized under the collaboration arrangement with R-Pharm during the quarter ended March 31, 2015. Information about the Company’s research and development expenses and reimbursements due under collaboration arrangements for the three months ended March 31, 2015 and 2014, is presented as follows:

	Three Months Ended March 31,
	2015	2014
Research and development expense, gross	$3,981	$1,320
Less: Reimbursement of research and development expense	194	—
Research and development expense, net of reimbursements	$3,787	$1,320

Income Taxes
The Company provides for deferred income taxes under the asset and liability method, whereby deferred income taxes result from temporary differences between the tax bases of assets and liabilities and their reported amounts in the financial statements. Valuation allowances are established when necessary to reduce deferred tax assets to the amount that the Company believes is more likely than not to be realized. The Company recognizes uncertain tax positions when the positions will be more likely than not sustained based solely upon the technical merits of the positions.
The Company applies intraperiod tax allocation guidance pursuant to FASB ASC 740, Income Taxes (Topic 740) to allocate income tax (expense) benefit between pre-tax income (loss) from continuing operations and discontinued operations. For periods in which the Company reports pre-tax income from discontinued operations for financial reporting purposes and pre-tax loss from continuing operations, the Company presents income from discontinued operations net of income tax expense attributable to its discontinued operations using the estimated annual effective tax rate of the Services Business. The Company also recognizes a corresponding income tax benefit on its loss from continuing operations for the same affected period.
Effect of Recent Accounting Pronouncements
In April 2014, the FASB issued ASU 2014-08, Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity, or ASU 2014-08. Under ASU 2014-08, only disposals representing a strategic shift in operations that have a major effect on the Company’s operations and financial results should be presented as discontinued operations. Additionally, ASU 2014-08 requires expanded disclosures about discontinued operations that will provide financial statement users with more information about the assets, liabilities, income, and expenses of discontinued operations. The amendments in ASU 2014-08 are effective for fiscal years, and interim periods within those years, beginning after December 15, 2014. The Company adopted this guidance in the first quarter of 2015 and has applied it for presentation and disclosure of the Services Business as discontinued operations (see Note 13). The Company will also apply, as applicable, the guidance to future dispositions or classifications as held for sale.
In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers: Topic 606, or ASU 2014-09. ASU 2014-09 establishes the principles for recognizing revenue and develops a common revenue standard for U.S. GAAP. The standard outlines a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance, including industry-specific guidance. In applying the new revenue recognition model to contracts with customers, an entity: (1) identifies the contract(s) with a customer; (2) identifies the performance obligations in the contract(s); (3) determines the transaction price; (4) allocates the transaction price to the performance obligations in the contract(s); and (5) recognizes revenue when (or as) the entity satisfies a performance obligation. The accounting standards update applies to all contracts with customers except those that are within the scope of other topics in the FASB Accounting Standards Codification. The accounting standards update also requires significantly expanded quantitative and qualitative disclosures regarding the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers. This guidance is effective for fiscal years and interim periods within those years beginning after December 15, 2016, which is effective for the Company for the year ending December 31, 2017. The FASB has proposed a delay in the effective date of the accounting standards update to fiscal years and interim periods within those years beginning on or after December 15, 2017, which is pending approval. The Company is currently evaluating the impact that the implementation of ASU 2014-09 will have on the Company’s financial statements.
In August 2014, the FASB issued ASU No. 2014-15, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern, or ASU 2014-15. ASU 2014-15 will explicitly require management to assess an entity’s ability to continue as a going concern, and to provide related footnote disclosure in certain circumstances. The new standard will be effective for all entities in the first annual period ending after December 15, 2016. Earlier adoption is permitted. The Company is not early adopting ASU 2014-15. The Company is currently evaluating the impact that the implementation of ASU 2014-15 will have on the Company’s financial statements, and the actual impact will be dependent upon the Company’s liquidity and the nature or significance of future events or conditions that exist upon adopting the updated standard.
In January 2015, the FASB issued ASU No. 2015-01, Simplifying Income Statement Presentation by Eliminating the Concept of Extraordinary Items, or ASU 2015-01. ASU 2015-01 eliminates from GAAP the concept of extraordinary items. ASU 2015-01 is effective for fiscal years and interim periods beginning after December 15, 2015. Early adoption is permitted. The Company does not expect that the adoption of ASU 2015-01 will have a material impact on its financial statements.
In April 2015, the FASB issued ASU No. 2015-03, Simplifying the Presentation of Debt Issuance Costs, or ASU 2015-03. Under ASU 2015-03, the costs of issuing debt will no longer be recorded as an intangible asset, except when incurred before receipt of the funding from the associated debt liability. Rather, debt issuance costs related to a recognized debt liability will be presented on the balance sheet as a direct deduction from the debt liability, similar to the presentation of debt discounts. The costs will continue to be amortized to interest expense using the effective interest method. ASU 2015-03 is effective for fiscal years and interim periods beginning after December 15, 2015, with early adoption permitted. ASU 2015-03 requires retrospective application to all prior periods presented in the financial statements. The Company does not expect that the adoption of ASU 2015-03 will have a material any impact on its financial statements.
In April 2015, the FASB issued ASU No. 2015-05, Customer’s Accounting for Fees Paid in a Cloud Computing Arrangement”, or ASU 2015-05. ASU 2015-05 provides guidance to entities about whether a cloud computing arrangement includes a software license. Under ASU 2015-05, if a software cloud computing arrangement contains a software license, entities should account for the license element of the arrangement in a manner consistent with the acquisition of other software licenses. If the arrangement does not contain a software license, entities should account for the arrangement as a service contract. ASU 2015-05 also removes the requirement to analogize to ASC 840-10, to determine the asset acquired in a software licensing arrangement. For public companies, ASU 2015-05 is effective for annual periods, including interim periods within those annual periods, beginning after December 15, 2015, and early adoption is permitted. The Company does not expect that the adoption of ASU 2015-05 will have a material impact on its financial statements.

Summary of Significant Accounting Policies
Assets of Discontinued Operations
The Company considers assets to be of discontinued operations (i) when management or others having the authority to do so approve a plan to sell the assets, (ii) the assets are available for immediate sale in their present condition, (iii) the Company has initiated an active program to locate a buyer and other actions required to complete the plan to sell the assets, (iv) consummation of the transaction is probable, (v) the assets are being actively marketed for sale at a price that is reasonable in relation to their current fair value, and (vi) the transaction is expected to qualify for recognition as a completed sale, within one year. Following the classification of property and equipment as held for sale, the Company discontinues depreciating the assets and writes down the assets to the lower of carrying value or fair market value, if needed. As described in Note 20, on May 4, 2015, actions taken by the Company's board of directors caused the Company to meet the relevant criteria for reporting the Services Business as held for sale.
Concentration of Credit Risk
Financial instruments, which potentially expose the Company to concentrations of credit risk, consist principally of cash on deposit with a bank, which exceeds FDIC insured limits, and accounts receivable and unbilled services. Ongoing credit evaluations of customer’s financial condition are performed by the Company and collateral is not required.
Revenue recognized from a non-refundable upfront license fee payment received from Waterstone Pharmaceuticals (HK Limited), or Waterstone, a licensing partner (see Note 18), accounted for 80% and 0% of the Company's total revenue in continuing operations for the years ended December 31, 2014 and 2013, respectively. Revenue recognized from a non-refundable upfront payment from R-Pharm, CJSC (“R-Pharm”), a collaboration partner (see Note 18), accounted for 20% and 100% of the Company's total revenue in continuing operations for the years ended December 31, 2014 and 2013, respectively. No other parties contributed to the Company's total revenue in continuing operations in 2014 or 2013.
One Services Business customer represented 31% and another customer represented 15% of accounts receivable and unbilled services included in assets of discontinued operations, net at December 31, 2014. Two Services Business customers each represented 16% and one customer represented 14% of accounts receivable and unbilled services included in assets of discontinued operations, net at December 31, 2013. No other Services Business customer accounted for 10% or more of accounts receivable and unbilled services included in assets of discontinued operations, net.
One Services Business customer, which is a related-party (see Note 14), accounted for 41% and 43% of the Company’s total revenues in discontinued operations for the years ended December 31, 2014 and 2013, respectively. Another customer of the Services Business accounted for 17% of the Company's total revenues in discontinued operations for the year ended December 31, 2014. No other customer accounted for more than 10% of the Company’s total revenues in discontinued operations in 2014 or 2013.
Cash and Cash Equivalents
The Company considers any highly liquid investments with a remaining maturity of three months or less when purchased to be cash and cash equivalents.
Accounts Receivable and Unbilled Services
Accounts receivable and unbilled services consist of amounts billed and unbilled under the Company’s Services Business contracts with its Services Business customers. The Company extends credit to customers without requiring collateral. Accounts receivable are stated at net realizable value. On a periodic basis, the Company evaluates its accounts receivable and establishes an allowance based on its history of collections and write-offs and the current status of all receivables. The Company does not accrue interest on trade receivables.
Property and Equipment
Property and equipment are stated at cost, less accumulated depreciation. Depreciation is determined on a straight-line basis over the estimated useful lives of the respective assets, which generally range from three to seven years. Leasehold improvements are amortized over the shorter of the useful life of the asset or the term of the related lease. Maintenance and repairs are charged against expense as incurred.
Deferred Financing Costs
Deferred financing costs were transaction costs associated with issuing debt as well as costs related to a deemed contribution for a guarantee from a related party. The Company recognized these costs in the balance sheet as noncurrent assets. Deferred financing costs were amortized over the life of the related debt.
Other Assets
Other assets consist primarily of the refundable long-term deposit on the leased building facility (included in assets of discontinued operations) and the refundable amount held by the Company’s employee dental plan insurance provider as required by its agreement.
Deferred Offering Costs
Deferred offering costs were expenses directly related to the IPO. These costs consisted of legal, accounting, printing, and filing fees that the Company capitalized, including fees incurred by the independent registered public accounting firm directly related to the offering. The deferred offering costs were offset against the IPO proceeds in May 2014 and were reclassified to additional paid-in capital upon completion of the IPO. As of December 31, 2014 and 2013, the amount capitalized as deferred offering costs was $0 and $1,775, respectively.
Impairment of Long-Lived Assets
Long-lived assets to be held and used are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. When such events occur, the Company compares the carrying amounts of the assets to their undiscounted expected future cash flows. If the undiscounted cash flows are insufficient to recover the carrying value, an impairment loss is recorded for the difference between the carrying value and fair value of the asset. To date, no such impairment has occurred.
Revenue Recognition and Deferred Revenue
The Company has historically derived the majority of its revenue from providing contract research and development services under fee for service arrangements, which were provided by the Services Business that was sold in July 2015 (see Notes 19 and 20). The Company also has entered into collaboration arrangements in exchange for non-refundable upfront payments and consideration as services are performed. These arrangements include multiple elements, such as the sale of licenses and the provision of services. Under these arrangements, the Company also is entitled to receive development milestone payments and royalties in the form of a designated percentage of product sales. The Company classifies non-refundable upfront payments, milestone payments and royalties received under collaboration and licensing agreements as revenues within its statements of operations because the Company views such activities as being central to its business operations.
Revenue is recognized when all of the following conditions are met: (i) persuasive evidence of an arrangement exists; (ii) delivery has occurred or services have been rendered; (iii) fees are fixed or determinable; and (iv) collection of fees is reasonably assured. The Company’s contract research and development services revenue is recognized in the period in which the services are performed.
When entering into an arrangement, the Company first determines whether the arrangement includes multiple deliverables and is subject to accounting guidance in ASC subtopic 605-25, Multiple-Element Arrangements. If the Company determines that an arrangement includes multiple elements, it determines whether the arrangement should be divided into separate units of accounting and how the arrangement consideration should be measured and allocated among the separate units of accounting. An element qualifies as a separate unit of accounting when the delivered element has standalone value to the customer. The Company’s arrangements do not include a general right of return relative to delivered elements. Any delivered elements that do not qualify as separate units of accounting are combined with other undelivered elements within the arrangement as a single unit of accounting. If the arrangement constitutes a single combined unit of accounting, the Company determines the revenue recognition method for the combined unit of accounting and recognizes the revenue over the period from inception through the date the last deliverable within the single unit of accounting is delivered.
Non-refundable upfront license fees are recorded as deferred revenue and recognized into revenue on a straight-line basis over the estimated period of the Company’s substantive performance obligations. If the Company does not have substantive performance obligations, the Company recognizes non-refundable upfront fees into revenue through the date the deliverable is satisfied. Analyzing the arrangement to identify deliverables requires the use of judgment and each deliverable may be an obligation to deliver services, a right or license to use an asset, or another performance obligation. In arrangements that include license rights and other non-contingent deliverables, such as participation in a steering committee, these deliverables do not have standalone value because the non-contingent deliverables are dependent on the license rights. That is, the non-contingent deliverables would not have value without the license rights, and only the Company can perform the related services. Upfront license rights and non-contingent deliverables, such as participation in a steering committee, do not have standalone value as they are not sold separately and they cannot be resold. In addition, when non-contingent deliverables are sold with upfront license rights, the license rights do not represent the culmination of a separate earnings process. As such, the Company accounts for the license and the non-contingent deliverables as a single combined unit of accounting. In such instances, the license revenue in the form of non-refundable upfront payments is deferred and recognized over the applicable relationship period, which historically has been the estimated period of the Company’s substantive performance obligations or the period the rights granted are in effect. The Company recognizes contingent event-based payments under license agreements when the payments are received. The Company has not received any royalty payments to date.
The Company will recognize a milestone payment as revenue when earned if it is substantive and the Company has no ongoing performance obligations related to the milestone. A milestone payment is considered substantive if it: 1) is commensurate with either the Company’s performance to achieve the milestone or the enhanced value of the delivered item as a result of a specific outcome from the Company’s performance to achieve the milestone; 2) relates solely to past performance; and 3) is reasonable relative to all of the deliverables and payment terms, including other potential milestone consideration, within the arrangement.
Amounts received prior to satisfying all revenue recognition criteria are recorded as deferred revenue in the accompanying balance sheets.
The Company’s deferred revenue includes non-refundable upfront payments received under certain licensing and collaboration arrangements that contain substantive prospective performance obligations that the Company is providing over respective defined service or estimated relationship periods. Such non-refundable upfront payments are recognized over these defined service or estimated relationship periods. The Company received a non-refundable upfront payment of $1,500 from R-Pharm in August 2013 which is being recognized over a period of 70 months. The Company recognized revenue in continuing operations from this upfront payment of $256 and $95 for the years ended December 31, 2014 and 2013, respectively. The Company received a non-refundable upfront payments of $313 and $500 in August 2012 and January 2014, respectively, under research services agreements supported by the Services Business, which were being recognized over periods of six months and 48 months, respectively. The Company recognized revenue in discontinued operations from these upfront payments of $122 and $62 for the years ended December 31, 2014 and 2013, respectively.
Collaboration Arrangements
The Company assesses its contractual arrangements, and presents costs incurred and payments received under contractual arrangements, in accordance with FASB ASC 808, Collaborative Arrangements (Topic 808), when the Company determines that the contractual arrangement incudes a joint operating activity, has active participation by both parties, and both parties are subject to significant risks and rewards under the arrangement. When reimbursement payments are due to the Company under a collaborative arrangement within the scope of Topic 808, the Company determines the appropriate classification for each specific reimbursement payment in the statements of operations by considering (i) the nature of the arrangement, (ii) the nature of the Company’s business operations, and (iii) the contractual terms of the arrangement.
The Company has concluded that the August 2013 development, license, and supply agreement with R-Pharm, combined with the supplemental arrangement in November 2014, is a collaborative arrangement pursuant to Topic 808 and the Company’s previously described accounting policy. This agreement and supplemental arrangement is further described in Note 18. The reimbursements due from R-Pharm for specified research and development costs incurred by the Company are classified as a reduction to research and development expense in the accompanying statements of operations. The reimbursements due to the Company are recorded as a reduction of expense when (i) the reimbursable expenses have been incurred by the Company, (ii) persuasive evidence of a cost reimbursement arrangement exists, (iii) reimbursable costs are fixed or determinable, and (iv) the collection of the reimbursement payment is reasonably assured. Unpaid reimbursement amounts due from R-Pharm at period end are presented as an other current asset in the accompanying balance sheets.
Research and Development
Major components of research and development costs include clinical trial activities and services, including related drug formulation, manufacturing, and other development, preclinical studies, cash compensation, stock-based compensation, fees paid to consultants and other entities that conduct certain research and development activities on the Company’s behalf, materials and supplies, legal services, and regulatory compliance.
The Company is required to estimate its expenses resulting from its obligations under contracts with clinical research organizations, clinical site agreements, vendors, and consultants in connection with conducting SCY-078 clinical trials and preclinical development. The financial terms of these contracts are subject to negotiations which vary from contract to contract, and may result in payment flows that do not match the periods over which materials or services are provided to the Company under such contracts. The Company’s objective is to reflect the appropriate development and trial expenses in its financial statements by matching those expenses with the period in which the services and efforts are expended. For clinical trials, the Company accounts for these expenses according to the progress of the trial as measured by actual hours expended by CRO personnel, investigator performance or completion of specific tasks, patient progression, or timing of various aspects of the trial. For preclinical development services performed by outside service providers, the Company determines accrual estimates through financial models, taking into account development progress data received from outside service providers and discussions with applicable Company and service provider personnel.
Reimbursements of certain research and development costs by parties under collaborative arrangements have been recorded as a reduction of research and development expense presented within the statement of operations. Such reimbursements were made under the collaboration arrangement with R-Pharm, which is further described in Note 18. Information about the Company’s research and development expenses and reimbursements due under collaboration arrangements for the years ended December 31, 2014 and 2013 is presented as follows:

	Years Ended December 31,
	2014	2013
Research and development expense, gross	$8,513	$4,363
Less: Reimbursement of research and development expense	226	—
Research and development expense, net of reimbursements	$8,287	$4,363

Patent Expenses
Costs related to filing and pursuing patent applications, as well as costs related to maintaining the Company's existing patent portfolio, are recorded as expense as incurred since recoverability of such expenditures is uncertain.
Fair Value of Financial Instruments
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, based on the Company’s principal or, in absence of a principal, most advantageous market for the specific asset or liability.
The Company uses a three-tier fair value hierarchy to classify and disclose all assets and liabilities measured at fair value on a recurring basis, as well as assets and liabilities measured at fair value on a non-recurring basis, in periods subsequent to their initial measurement. The hierarchy requires the Company to use observable inputs when available, and to minimize the use of unobservable inputs when determining fair value. The three tiers are defined as follows:

•	Level 1 — Observable inputs that reflect quoted market prices (unadjusted) for identical assets or liabilities in active markets;

•	Level 2 — Observable inputs other than quoted prices in active markets that are observable either directly or indirectly in the marketplace for identical or similar assets and liabilities; and

•
Level 3 — Unobservable inputs that are supported by little or no market data, which require the Company to develop its own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

Amortization of Deferred Financing Costs and Debt Discount
Amortization of deferred financing costs and debt discount includes the amortization of debt discount related to the warrants issued with the convertible notes (Note 7), the amortization of issuance costs related to the convertible notes, and amortization of the deferred financing costs related to a deemed contribution for a guarantee from a related party.
Comprehensive Loss
The Company has no items of comprehensive income or loss other than net loss.
Income Taxes
The Company provides for deferred income taxes under the asset and liability method, whereby deferred income taxes result from temporary differences between the tax bases of assets and liabilities and their reported amounts in the financial statements. Valuation allowances are established when necessary to reduce deferred tax assets to the amount that the Company believes is more likely than not to be realized. The Company recognizes uncertain tax positions when the positions will be more likely than not sustained based solely upon the technical merits of the positions.
The Company applies intraperiod tax allocation guidance pursuant to FASB ASC 740, Income Taxes (Topic 740) to allocate income tax (expense) benefit between pre-tax income (loss) from continuing operations and discontinued operations. For periods in which the Company reports pre-tax income from discontinued operations for financial reporting purposes and pre-tax loss from continuing operations, the Company presents income from discontinued operations net of income tax expense attributable to its discontinued operations using the effective tax rate of the Services Business. The Company also recognizes a corresponding income tax benefit on its loss from continuing operations for the same affected period.
Stock-Based Compensation
The Company measures and recognizes compensation expense for all stock-based payment awards made to employees, officers, and directors based on the estimated fair values of the awards as of grant date. The value of the portion of the award that is ultimately expected to vest is recorded as expense over the requisite service periods.
The Company also accounts for equity instruments issued to non-employees using a fair value approach. The Company values equity instruments and stock options granted to employees using the Black-Scholes valuation model. The measurement of non-employee share-based compensation is subject to periodic adjustments as the underlying equity instruments vest and is recognized as an expense over the term of the related financing or the period over which services are received. The Company estimated the fair value of common stock warrants granted to lenders at their intrinsic value, which was the estimated fair value of the common stock less the exercise price for the warrant.
Deferred Rent
The Company recognizes rent expense on a straight-line basis over the non-cancelable term of its operating lease and records the difference between cash rent payments and the recognition of rent expense as a deferred rent liability. The Company also records landlord-funded lease incentives, such as reimbursable leasehold improvements, as a deferred rent liability, which is amortized as a reduction of rent expense over the non-cancelable term of its operating lease.
Basic and Diluted Net Loss per Share of Common Stock
The Company uses the two-class method to compute net loss per share because the Company has issued securities, other than common stock, that contractually entitle the holders to participate in dividends and earnings of the Company. The two-class method requires earnings for the period to be allocated between common stock and participating securities based upon their respective rights to receive distributed and undistributed earnings. Holders of each series of the Company’s convertible preferred stock were entitled to participate in dividends, when and if declared by the SCYNEXIS Board of Directors (the "board of directors" or the "board"), that were made to common stockholders, and as a result were considered participating securities.
Under the two-class method, for periods with net income, basic net income per common share is computed by dividing the net income attributable to common stockholders by the weighted average number of shares of common stock outstanding during the period. Net income attributable to common stockholders is computed by subtracting from net income the portion of current year earnings that the participating securities would have been entitled to receive pursuant to their dividend rights had all of the year’s earnings been distributed. No such adjustment to earnings is made during periods with a net loss, as the holders of the participating securities have no obligation to fund losses. Diluted net loss per common share is computed under the two-class method by using the weighted average number of shares of common stock outstanding, plus, for periods with net income attributable to common stockholders, the potential dilutive effects of stock options and warrants. In addition, the Company analyzes the potential dilutive effect of the outstanding participating securities when calculating diluted earnings per share. Under the “treasury stock” method, it is assumed that the warrants and options were exercised at the beginning of the period and that the funds obtained from the exercise were used to reacquire the Company’s common stock at the average market price for the period and includes those securities when they are dilutive. Under the “if-converted” method, it is assumed that the outstanding participating securities convert into common stock at the beginning of the period. The Company reports the more dilutive of the approaches as its diluted net income or net loss per share during the period.
Segment and Geographic Information
Operating segments are defined as components of an enterprise (business activity from which it earns revenue and incurs expenses) about which discrete financial information is available and regularly reviewed by the chief operating decision maker in deciding how to allocate resources and in assessing performance. The Company’s chief operating decision maker (“CODM”) is the Chief Executive Officer. The CODM reviews consolidated operating results to make decisions about allocating resources and assessing performance for the entire Company. The Company views its operations and manages its business as one operating segment. All assets of the Company were held in the United States for the years ended December 31, 2014 and 2013.
Although all operations are based in the United States, the Company generated a portion of its revenue, including revenue in discontinued operations, from customers outside of the United States. All of the Company's revenue from continuing operations was generated from non-refundable upfront payments received under certain licensing and collaboration arrangements with partners located in Russia and China. Information about the Company’s revenue, including revenue in continuing operations and discontinued operations, from different geographic regions for the years ended December 31, 2014 and 2013 is presented as follows:

	Years Ended December 31,
	2014		2013
United States	$16,422	86%	$15,126	90%
Europe	1,235	7%	1,626	10%
Other non-US	1,367	7%	105	—
Total	$19,024	100%	$16,857	100%

All sales, including sales outside of the United States, are denominated in United States dollars.
Effect of Recent Accounting Pronouncements
In April 2014, the FASB issued ASU 2014-08, Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity, or ASU 2014-08. Under ASU 2014-08, only disposals representing a strategic shift in operations that have a major effect on the Company’s operations and financial results should be presented as discontinued operations. Additionally, ASU 2014-08 requires expanded disclosures about discontinued operations that will provide financial statement users with more information about the assets, liabilities, income, and expenses of discontinued operations. The amendments in ASU 2014-08 are effective for fiscal years, and interim periods within those years, beginning after December 15, 2014. However, ASU 2014-08 should not be applied to a component that is classified as held for sale before the effective date even if the component is disposed of after the effective date. Early adoption is permitted, but only for disposals (or classifications as held for sale) that have not been reported in financial statements previously issued. The Company adopted this guidance in the first quarter of 2015 and has applied it for presentation and disclosure of the Services Business as discontinued operations (see Note 20). The Company will also apply, as applicable, the guidance to future dispositions or classifications as held for sale.
In May 2014, the Financial Accounting Standards Board (FASB) issued ASU No. 2014-09, Revenue from Contracts with Customers: Topic 606, or ASU 2014-09. ASU 2014-09 establishes the principles for recognizing revenue and develops a common revenue standard for U.S. GAAP. The standard outlines a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers and supersedes the most current revenue recognition guidance. This guidance is effective for fiscal years and interim periods within those years beginning after December 15, 2016, which is effective for the Company for the year ending December 31, 2017. The Company is currently evaluating the impact that the implementation of ASU 2014-09 will have on the Company’s financial statements.
In August 2014, the FASB issued ASU No. 2014-15, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern, or ASU 2014-15. ASU 2014-15 will explicitly require management to assess an entity’s ability to continue as a going concern, and to provide related footnote disclosure in certain circumstances. The new standard will be effective for all entities in the first annual period ending after December 15, 2016. Earlier adoption is permitted. The Company is not early adopting ASU 2014-15. The Company is currently evaluating the impact that the implementation of ASU 2014-15 will have on the Company’s financial statements.